Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Accrued liabilities	$ 41,434	$ 32,772
Stock compensation expense	14,866	15,190
Allowance for uncollectible accounts receivable	1,396	1,510
State net operating loss carryforwards	1,495	1,461
Other	800	678
Deferred income tax assets	59,991	51,611
Amortization of intangible assets	(45,941)	(44,201)
Accelerated tax depreciation	(15,379)	(16,536)
Market valuation of investments	(2,279)	(1,569)
Currents assets	(1,459)	(1,600)
Other	(1,949)	(1,671)
Deferred income tax liabilities	(67,007)	(65,577)
Net deferred income tax liabilities	$ (7,016)	$ (13,966)